Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Apr. 16, 2025	Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities:
Convertible Notes		$ 23,100	$ 35,900
Recurring
Cash equivalents:
Money market funds	$ 19,590			$ 31,303	$ 21,762
Total financial assets				31,303	21,762
Financial liabilities:
Convertible Notes				30,259
Total financial liabilities				30,259
Recurring | Level 1
Cash equivalents:
Money market funds	$ 19,590			31,303	21,762
Total financial assets				31,303	$ 21,762
Recurring | Level 3
Financial liabilities:
Convertible Notes				30,259
Total financial liabilities				$ 30,259